Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,116	$ 19,001	$ 20,126
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	120	27
Current	9,918	10,236
Total	10,128	10,344	11,071
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,038	10,263
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	90	81
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	116	24
Retail [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	3
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	17
Current	7,540	7,869
Total	7,598	7,922
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,569	7,886
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	29	36
Retail [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	17
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	434	572
Total	434	573
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	434	572
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	84	6
Current	1,463	1,286
Total	1,608	1,336
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,547	1,292
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	61	44
Retail [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	84	6
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Current		509
Total		513
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		513
Retail [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Retail [Member] | APAC [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	53	74
Current	8,771	8,382
Total	8,930	8,611	$ 8,978
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,824	8,456
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	106	155
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	38	42
Wholesale [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	6
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	26
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,774	3,656
Total	3,821	3,735
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,774	3,656
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	47	79
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	35
Current	4,227	3,613
Total	4,326	3,674
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,267	3,648
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	59	26
Wholesale [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35	33
Wholesale [Member] | EMEA [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	2
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	3
Current	456	595
Total	459	602
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	459	598
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		4
Wholesale [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	3
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	36
Current	314	518
Total	324	600
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	324	554
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		46
Wholesale [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale [Member] | APAC [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4
Wholesale [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 10	$ 26